Accounts Receivable - Schedule of Account Receivable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Account Receivable [Abstract]
Accounts receivable	¥ 149,920,975		¥ 144,670,083
Less: Allowance for credit losses	(14,607,614)		(14,315,654)
Accounts receivable, Net	¥ 135,313,361	$ 18,537,854	¥ 130,354,429